Software, Net - Summary of Software, Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Capitalized Computer Software Net [Line Items]
Total	₨ 29	$ 0.4	₨ 55
Software Licenses and Implementation Costs [Member]
Capitalized Computer Software Net [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Software,gross	₨ 164	2.2	165
Less: Accumulated amortization	135	1.8	110
Total	₨ 29	$ 0.4	₨ 55